Qualitative and quantitative information on financial risk - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Currency risk management
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Potential impact on Income Statement from change in risk rates	€ 633
Potential impact on Other Comprehensive Income from change in risk rates	€ 369
Interest rate risk management
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	0.50%
Potential impact on net financial expenses from change in risk rates	€ 9
Interest rate risk management | Fixed interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	0.50%
Potential impact on Other Comprehensive Income from change in risk rates	€ 30
Sensitivity analysis, impact on operating income	€ 32
Interest rate risk management | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	0.50%
Potential impact on net financial expenses from change in risk rates	€ 78
Commodity price risk management
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Potential impact on Other Comprehensive Income from change in risk rates	€ 136